Financial instruments included in the statement of financial position and impact on income - Additional Information (Details) - EIB loan € in Millions	1 Months Ended	12 Months Ended	42 Months Ended
	Jul. 31, 2018 EUR (€) tranche	Dec. 31, 2018 EUR (€) tranche	Jun. 30, 2021 tranche
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Number of tranches	3	3
Number of tranches received			2
Top of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount | €	€ 40	€ 40